Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Institutional Trust
Entity Central Index Key	0000925723
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000240309
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Class A Shares
Trading Symbol	FIHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in lower-rated corporate fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

■ The Fund was positively impacted by security selection in the Building Materials, Consumer Cyclical Services, Healthcare,

   Cable & Satellite and Pharmaceutical industry sectors.

■ The Fund was positively impacted by its underweight position in the underperforming Metals and Mining sector.

■ Specific Fund holdings that positively impacted performance relative to the Index included: Clydesdale Acquisition,

   NFP Corp, Community Health Systems, SRS Distribution and Condor Merger Sub.

Top Detractors from Performance

■ The Fund was negatively impacted by security selection overall, especially in the Media & Entertainment, Electric Utility,

   Automotive and Technology industry sectors.

■ The Fund was also negatively impacted by its industry allocation, especially its underweight allocations to the strong performing Wireline Telecommunications and Retail industry sectors. It was also negatively impacted by its overweight allocations to the underperforming Automotive and Packaging industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on relative performance.

■ Specific Fund holdings that negatively impacted performance relative to the Index included: Enviva Inc., iHeartCommunications,

   Ardagh Packaging, Terrier Media Buyer and Rackspace Technologies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)	Lipper High Yield Funds Average
10/31/2014	$9,550	$10,000	$10,000	$10,000
10/31/2015	$9,594	$10,196	$9,809	$9,806
10/31/2016	$10,434	$10,641	$10,805	$10,541
10/31/2017	$11,308	$10,737	$11,768	$11,414
10/31/2018	$11,352	$10,517	$11,883	$11,453
10/31/2019	$12,328	$11,727	$12,879	$12,335
10/31/2020	$12,746	$12,453	$13,320	$12,587
10/31/2021	$13,885	$12,393	$14,722	$13,918
10/31/2022	$12,316	$10,450	$12,991	$12,368
10/31/2023	$12,976	$10,487	$13,800	$13,012
10/31/2024	$14,840	$11,593	$16,073	$15,008

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	9.21%	2.83%	4.03%
Class A Shares without sales load	14.36%	3.78%	4.51%
Bloomberg US Aggregate Bond IndexFootnote Reference*	10.55%	(0.23%)	1.49%
Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)	16.47%	4.53%	4.86%
Lipper High Yield Funds Average	15.34%	3.97%	4.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 7,717,085,790
Holdings Count | Holding	576
Advisory Fees Paid, Amount	$ 29,203,762
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,717,085,790
Number of Investments	576
Portfolio Turnover	24%
Total Advisory Fees Paid	$29,203,762

Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	3.6%
Consumer Cyclical Services	4.1%
Packaging	4.5%
Health Care	4.5%
Midstream	5.2%
Gaming	5.3%
Automotive	5.9%
Cable Satellite	6.9%
Insurance - P&C	7.6%
Technology	11.7%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 27, 2024, Randal Stuckwish has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 27, 2024, Randal Stuckwish has been added to the Fund’s portfolio management team.

C000240310
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Class C Shares
Trading Symbol	FIHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$163	1.53%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in lower-rated corporate fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

■ The Fund was positively impacted by security selection in the Building Materials, Consumer Cyclical Services, Healthcare,

   Cable & Satellite and Pharmaceutical industry sectors.

■ The Fund was positively impacted by its underweight position in the underperforming Metals and Mining sector.

■ Specific Fund holdings that positively impacted performance relative to the Index included: Clydesdale Acquisition,

   NFP Corp, Community Health Systems, SRS Distribution and Condor Merger Sub.

Top Detractors from Performance

■ The Fund was negatively impacted by security selection overall, especially in the Media & Entertainment, Electric Utility,

   Automotive and Technology industry sectors.

■ The Fund was also negatively impacted by its industry allocation, especially its underweight allocations to the strong performing Wireline Telecommunications and Retail industry sectors. It was also negatively impacted by its overweight allocations to the underperforming Automotive and Packaging industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on relative performance.

■ Specific Fund holdings that negatively impacted performance relative to the Index included: Enviva Inc., iHeartCommunications,

   Ardagh Packaging, Terrier Media Buyer and Rackspace Technologies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)	Lipper High Yield Funds Average
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,047	$10,196	$9,809	$9,806
10/31/2016	$10,926	$10,641	$10,805	$10,541
10/31/2017	$11,841	$10,737	$11,768	$11,414
10/31/2018	$11,887	$10,517	$11,883	$11,453
10/31/2019	$12,909	$11,727	$12,879	$12,335
10/31/2020	$13,347	$12,453	$13,320	$12,587
10/31/2021	$14,540	$12,393	$14,722	$13,918
10/31/2022	$12,897	$10,450	$12,991	$12,368
10/31/2023	$13,450	$10,487	$13,800	$13,012
10/31/2024	$15,290	$11,593	$16,073	$15,008

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	12.68%	3.44%	4.34%
Class C Shares without sales load	13.68%	3.44%	4.34%
Bloomberg US Aggregate Bond IndexFootnote Reference*	10.55%	(0.23%)	1.49%
Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)	16.47%	4.53%	4.86%
Lipper High Yield Funds Average	15.34%	3.97%	4.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 7,717,085,790
Holdings Count | Holding	576
Advisory Fees Paid, Amount	$ 29,203,762
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,717,085,790
Number of Investments	576
Portfolio Turnover	24%
Total Advisory Fees Paid	$29,203,762

Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	3.6%
Consumer Cyclical Services	4.1%
Packaging	4.5%
Health Care	4.5%
Midstream	5.2%
Gaming	5.3%
Automotive	5.9%
Cable Satellite	6.9%
Insurance - P&C	7.6%
Technology	11.7%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 27, 2024, Randal Stuckwish has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 27, 2024, Randal Stuckwish has been added to the Fund’s portfolio management team.

C000030278
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Institutional Shares
Trading Symbol	FIHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in lower-rated corporate fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

■ The Fund was positively impacted by security selection in the Building Materials, Consumer Cyclical Services, Healthcare,

   Cable & Satellite and Pharmaceutical industry sectors.

■ The Fund was positively impacted by its underweight position in the underperforming Metals and Mining sector.

■ Specific Fund holdings that positively impacted performance relative to the Index included: Clydesdale Acquisition,

   NFP Corp, Community Health Systems, SRS Distribution and Condor Merger Sub.

Top Detractors from Performance

■ The Fund was negatively impacted by security selection overall, especially in the Media & Entertainment, Electric Utility,

   Automotive and Technology industry sectors.

■ The Fund was also negatively impacted by its industry allocation, especially its underweight allocations to the strong performing Wireline Telecommunications and Retail industry sectors. It was also negatively impacted by its overweight allocations to the underperforming Automotive and Packaging industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on relative performance.

■ Specific Fund holdings that negatively impacted performance relative to the Index included: Enviva Inc., iHeartCommunications,

   Ardagh Packaging, Terrier Media Buyer and Rackspace Technologies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)	Lipper High Yield Funds Average
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,047	$10,196	$9,809	$9,806
10/31/2016	$10,926	$10,641	$10,805	$10,541
10/31/2017	$11,841	$10,737	$11,768	$11,414
10/31/2018	$11,887	$10,517	$11,883	$11,453
10/31/2019	$12,909	$11,727	$12,879	$12,335
10/31/2020	$13,347	$12,453	$13,320	$12,587
10/31/2021	$14,540	$12,393	$14,722	$13,918
10/31/2022	$12,897	$10,450	$12,991	$12,368
10/31/2023	$13,596	$10,487	$13,800	$13,012
10/31/2024	$15,589	$11,593	$16,073	$15,008

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	14.66%	3.84%	4.54%
Bloomberg US Aggregate Bond IndexFootnote Reference*	10.55%	(0.23%)	1.49%
Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)	16.47%	4.53%	4.86%
Lipper High Yield Funds Average	15.34%	3.97%	4.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 7,717,085,790
Holdings Count | Holding	576
Advisory Fees Paid, Amount	$ 29,203,762
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,717,085,790
Number of Investments	576
Portfolio Turnover	24%
Total Advisory Fees Paid	$29,203,762

Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	3.6%
Consumer Cyclical Services	4.1%
Packaging	4.5%
Health Care	4.5%
Midstream	5.2%
Gaming	5.3%
Automotive	5.9%
Cable Satellite	6.9%
Insurance - P&C	7.6%
Technology	11.7%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 27, 2024, Randal Stuckwish has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 27, 2024, Randal Stuckwish has been added to the Fund’s portfolio management team.

C000170849
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FIHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in lower-rated corporate fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

■ The Fund was positively impacted by security selection in the Building Materials, Consumer Cyclical Services, Healthcare,

   Cable & Satellite and Pharmaceutical industry sectors.

■ The Fund was positively impacted by its underweight position in the underperforming Metals and Mining sector.

■ Specific Fund holdings that positively impacted performance relative to the Index included: Clydesdale Acquisition,

   NFP Corp, Community Health Systems, SRS Distribution and Condor Merger Sub.

Top Detractors from Performance

■ The Fund was negatively impacted by security selection overall, especially in the Media & Entertainment, Electric Utility,

   Automotive and Technology industry sectors.

■ The Fund was also negatively impacted by its industry allocation, especially its underweight allocations to the strong performing Wireline Telecommunications and Retail industry sectors. It was also negatively impacted by its overweight allocations to the underperforming Automotive and Packaging industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on relative performance.

■ Specific Fund holdings that negatively impacted performance relative to the Index included: Enviva Inc., iHeartCommunications,

   Ardagh Packaging, Terrier Media Buyer and Rackspace Technologies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)	Lipper High Yield Funds Average
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,040	$10,196	$9,809	$9,806
10/31/2016	$10,916	$10,641	$10,805	$10,541
10/31/2017	$11,843	$10,737	$11,768	$11,414
10/31/2018	$11,878	$10,517	$11,883	$11,453
10/31/2019	$12,914	$11,727	$12,879	$12,335
10/31/2020	$13,340	$12,453	$13,320	$12,587
10/31/2021	$14,547	$12,393	$14,722	$13,918
10/31/2022	$12,892	$10,450	$12,991	$12,368
10/31/2023	$13,593	$10,487	$13,800	$13,012
10/31/2024	$15,604	$11,593	$16,073	$15,008

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	14.80%	3.86%	4.55%
Bloomberg US Aggregate Bond IndexFootnote Reference*	10.55%	(0.23%)	1.49%
Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)	16.47%	4.53%	4.86%
Lipper High Yield Funds Average	15.34%	3.97%	4.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 7,717,085,790
Holdings Count | Holding	576
Advisory Fees Paid, Amount	$ 29,203,762
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,717,085,790
Number of Investments	576
Portfolio Turnover	24%
Total Advisory Fees Paid	$29,203,762

Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	3.6%
Consumer Cyclical Services	4.1%
Packaging	4.5%
Health Care	4.5%
Midstream	5.2%
Gaming	5.3%
Automotive	5.9%
Cable Satellite	6.9%
Insurance - P&C	7.6%
Technology	11.7%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 27, 2024, Randal Stuckwish has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 27, 2024, Randal Stuckwish has been added to the Fund’s portfolio management team.